Advances for Vessel Under Construction and Acquisitions	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Advances for Vessel Under Construction and Acquisitions
5. Advances for Vessel Under Construction and Acquisitions
For the years ended December 31, 2021 and 2022, the movement of the account, advances for vessel under construction and acquisitions was as follows:

Balance, December 31, 2020	6,539,115
Advance for vessel under construction	23,152,125
Supervision fees (Note 3)	236,521
Commissions—vessels purchased (Note 3)	289,347
Capitalized interest	20,060
Other capitalized expenses	129,729
Transfer to Vessels, net (Note 6)	(30,366,897)
Balance, December 31, 2021	—
Advances for vessels acquisitions (Note 3)	23,400,000
Balance, December 31, 2022	23,400,000
On February 5, 2021, the Company took delivery of the vessel “Eco Blizzard” following the payment of the delivery installment to the shipbuilder amounting to $23,152,125.